Changes in Fair Value of Financial Instruments - Summary of Changes in Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	¥ 12	¥ (64)
Other non current financial assets at fair value through profit loss [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	(8)
Cross Currency Swaps [member]
Disclosure of fair value measurement of assets [line items]
Increase decrease in fair value measurement assets	¥ 20	¥ (64)